Summary of Significant Accounting Policies - Schedule of Class A ordinary shares subject to possible redemption (Detail) - Common Class A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares Subject To Possible Redemption [Line Items]
Gross proceeds	$ 414,000,000
Proceeds allocated to Public Warrants	(3,177,450)
Class A Ordinary Shares issuance cost	(4,591,537)
Accretion of carrying value to redemption value	17,458,490
Class A Ordinary Shares subject to possible redemption	$ 423,689,503	$ 0